GS Mortgage-Backed Securities Trust 2022-RPL4 ABS-15G

Exhibit 99.3 - Schedule 2

GS Loan Number	Seller/Servicing Loan Number	Borrower Last Name	Overall Event Level Grade	Final Credit Event	Credit Exception(s)	Credit Comment(s)	Final Compliance Event	Compliance Exception(s)	Compliance Comment(s)	Subject to Predatory	Fees Captured for Testing	Document Used for Testing	State	Origination Date	Purpose at Origination	Occupancy at Origination	Originator	Original Principal Balance	Unpaid Principal Balance	Missing Final Til	Missing Final HUD	Missing Title Policy
XXXX	XXXX	2	2	*** (Open) Disclosed Finance Charge Must Be > = Actual Finance Charge - xxxx > xxxx Mos:- EV2 *** (Open) TILA APR/Finance Charge Testing > xxxx Mos:- EV2 *** (Open) Initial TIL Late:- EV2	*** (Open) Compliance

COMMENT: XX/XX/XXXX:

This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $XXXX.XX. The disclosed finance charge of $XXXX.XX is not considered accurate because it isunderstated by more than $XXXX.The loan reviewed contains a note dated more than xxxx months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Open) Compliance

COMMENT: XX/XX/XXXX:

This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )The annual percentage rate (APR) is XXXX%. The disclosed APR of XXXX% is not considered accurate because it is more than XX of x percentage point above or below the APR as determined in accordance with the actuarial method.The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. . The loan reviewed contains a note dated more than xxxx months old, outside the applicable statute of limitations per 15 USC 1640(e).

*** (Open) Compliance

COMMENT: XX/XX/XXXX:

The Initial Disclosure Date is more than 3 business days from the Application Date.

										Yes	Yes	Final HUD1	XXXX	XX/XX/XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX		XXXX	1				1	*** (Open) The loan is in compliance with all applicable laws and regulations:- EV1	*** (Open) Compliance COMMENT: XX/XX/XXXX: The loan is in compliance with all applicable laws and regulations	Yes	Yes	Final HUD1	XXXX	XX/XX/XXXX	XXXX	XXXX		XXXX		1	1	0
XXXX		XXXX	1				1	*** (Open) The loan is in compliance with all applicable laws and regulations:- EV1	*** (Open) Compliance COMMENT: XX/XX/XXXX: The loan is in compliance with all applicable laws and regulations	Yes	Yes	Final HUD1	XXXX	XX/XX/XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX		XXXX	4				4	*** (Open) Missing Note:- EV4 *** (Open) Missing Mortgage:- EV4 *** (Open) Disclosures Federal Missing:- EV2 *** (Open) Flood Cert Missing:- EV2	*** (Open) Compliance COMMENT: XX/XX/XXXX: The Note was missing from the file. The auditor could not evaluate compliance to agency guidelines. *** (Open) Compliance COMMENT: XX/XX/XXXX: The Mortgage was missing from the file. The auditor could not evaluate compliance to agency guidelines. *** (Open) Compliance COMMENT: XX/XX/XXXX: The Credit Disclosure is missing from the loan file. *** (Open) Compliance COMMENT: XX/XX/XXXX: The Flood Cert was missing from the loan file.	Yes	Yes	Final HUD1	XXXX	XX/XX/XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX		XXXX	3				3	*** (Open) Missing Note:- EV4 *** (Open) Inaccurate Mortgage:- EV3	*** (Open) Compliance COMMENT: XX/XX/XXXX: The Note was missing from the file. The auditor could not evaluate compliance to agency guidelines. *** (Open) Compliance COMMENT: XX/XX/XXXX: The Mortgage was not Notarized.	Yes	No	Final HUD1	XXXX	XX/XX/XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX		XXXX	2				2	*** (Open) Disclosures Federal Late:- EV2	*** (Open) Compliance COMMENT: XX/XX/XXXX: The following disclosures provided in the loan file were not disclosed within 3 business days of the application date, XX/XX/XXXX: The Servicing Disclosure in the loan file was not dated; therefore unable to determine if it was delivered within 3 business days of the application date.	Yes	Yes	Missing	XXXX	XX/XX/XXXX	XXXX	XXXX		XXXX		1	1	4
XXXX	XXXX	4	4	*** (Open) Disclosures Federal Missing:- EV2 *** (Open) Missing HUD:- EV4 *** (Open) Right to Rescind:- EV4	*** (Open) Compliance

COMMENT: XX/XX/XXXX:

The file was found to be missing the following federally required disclosures: Servicing Disclosure.

*** (Open) Compliance

COMMENT: XX/XX/XXXX:

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: Federal TILA, Section 32, Federal, State, and Local High Costs Test, Anti-Predatory Lending statutes.

*** (Open) Compliance

COMMENT: XX/XX/XXXX:

The Right to Cancel was missing from the loan file. The loan reviewed contains a note date more than xxxx months old and the statute of limitations have run out.

										Yes	No	Missing	XXXX	XX/XX/XXXX	XXXX	XXXX		XXXX		1	0	1
XXXX		XXXX	2				2	*** (Open) Disclosures Federal Missing:- EV2	*** (Open) Compliance COMMENT: XX/XX/XXXX: Servicing Disclosure file is missing from the Document. Servicing Disclosure.	Yes	Yes	Missing	XXXX	XX/XX/XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	2				2	*** (Open) Right to Rescind Missing > xxxx Mos:- EV2	*** (Open) Compliance COMMENT: XX/XX/XXXX: The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than xxxx months old, outside the applicable statute of limitations per 15 USC 1640(e).	Yes	Yes	Final HUD1	XXXX	XX/XX/XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	3				3	*** (Open) TIL Missing:- EV3 *** (Open) Flood Cert Missing:- EV2	*** (Open) Compliance COMMENT: XX/XX/XXXX: There was no evidence of any TILs in the loan file. The auditor could not evaluate compliance to agency guidelines. *** (Open) Compliance COMMENT: XX/XX/XXXX: The Flood Cert is missing from the Loan file.	Yes	No	Final HUD1	XXXX	XX/XX/XXXX	XXXX	XXXX		XXXX		0	1	1
XXXX	XXXX	XXXX	2				2	*** (Open) Right to Rescind Missing > xxxx Mos:- EV2	*** (Open) Compliance COMMENT: XX/XX/XXXX: The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than xxxx months old, outside the applicable statute of limitations per 15 USC 1640(e).	Yes	Yes	Final HUD1	XXXX	XX/XX/XXXX	XXXX	XXXX		XXXX		1	1	1
XXXX	XXXX	XXXX	1				1	*** (Open) The loan is in compliance with all applicable laws and regulations:- EV1	*** (Open) Compliance COMMENT: XX/XX/XXXX: The loan is in compliance with all applicable laws and regulations	No	Yes	Final HUD1	XXXX	XX/XX/XXXX	XXXX	XXXX		XXXX		1	1	0